Deferred Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Government Grants [Line Items]
Balance at beginning of the year	$ 6,571
Subtotal	8,927	$ 6,571
Total deferred government grants	8,927	6,571
Current deferred government grants	3,035	1,728
Non-current deferred government grants	5,892	4,843
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Balance at beginning of the year	4,301	4,549
Additions	2,394	412
Recognized as government grants	(764)	(660)
Subtotal	5,931	4,301
Total deferred government grants	5,931	4,301
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Balance at beginning of the year	2,270	2,902
Additions	791	174
Recognized as government grants	(65)	(806)
Subtotal	2,996	2,270
Total deferred government grants	2,996	$ 2,270
Current deferred government grants	2,196
Non-current deferred government grants	$ 800